Employee Benefit Plans (Details 3) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Pension plans [Member] | 2020 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	$ 10,848
Pension plans [Member] | 2021 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	11,451
Pension plans [Member] | 2022 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	12,007
Pension plans [Member] | 2023 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	12,649
Pension plans [Member] | 2024 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	13,368
Pension plans [Member] | 2025 to 2029 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	76,594
Other post-employment benefit plans [Member] | 2020 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	861
Other post-employment benefit plans [Member] | 2021 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	894
Other post-employment benefit plans [Member] | 2022 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	929
Other post-employment benefit plans [Member] | 2023 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	964
Other post-employment benefit plans [Member] | 2024 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	1,000
Other post-employment benefit plans [Member] | 2025 to 2029 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	$ 6,409